Decommissioning Provision (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Interest rate, significant unobservable inputs, liabilities	2.13%	2.22%
Prairie Creek Mine Property [Member]
Disclosure of other provisions [line items]
Useful lives or depreciation rates, property, plant and equipment	15 years
Provision for decommissioning, restoration and rehabilitation costs	$ 2,838,000	$ 2,782,000
Undiscounted Decommissioning provision Contingencies Rate	25.00%
Undiscounted Decommissioning provision Inflation Rate	2.00%